Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,122,201.59

Principal:
Principal Collections	$28,479,304.58
Prepayments in Full	$18,937,693.48
Liquidation Proceeds	$587,426.56
Recoveries	$850.00
Sub Total	$48,005,274.62
Collections	$53,127,476.21

Purchase Amounts:
Purchase Amounts Related to Principal	$143,467.19
Purchase Amounts Related to Interest	$987.57
Sub Total	$144,454.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,271,930.97

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$53,271,930.97
Servicing Fee	$1,143,081.94	$1,143,081.94	$0.00	$0.00	$52,128,849.03
Interest - Class A-1 Notes	$20,240.79	$20,240.79	$0.00	$0.00	$52,108,608.24
Interest - Class A-2 Notes	$194,893.33	$194,893.33	$0.00	$0.00	$51,913,714.91
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$51,671,081.58
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$51,583,358.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,583,358.66
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$51,533,246.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,533,246.58
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$51,488,785.50
Third Priority Principal Payment	$23,143,436.79	$23,143,436.79	$0.00	$0.00	$28,345,348.71
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$28,281,419.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,281,419.46
Regular Principal Payment	$60,530,010.65	$28,281,419.46	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,271,930.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$23,143,436.79
Regular Principal Payment					$28,281,419.46
Total					$51,424,856.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$51,424,856.25	$140.24	$20,240.79	$0.06	$51,445,097.04	$140.30
Class A-2 Notes	$0.00	$0.00	$194,893.33	$0.39	$194,893.33	$0.39
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$51,424,856.25	$31.94	$703,992.78	$0.44	$52,128,849.03	$32.38

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$83,673,447.44	0.2281796	$32,248,591.19	0.0879427
Class A-2 Notes	$497,600,000.00	1.0000000	$497,600,000.00	1.0000000
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,327,013,447.44	0.8242115	$1,275,588,591.19	0.7922714

Pool Information
Weighted Average APR	4.484%	4.476%
Weighted Average Remaining Term	52.80	51.98
Number of Receivables Outstanding	64,220	62,570
Pool Balance	$1,371,698,324.07	$1,323,245,951.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,318,772,795.64	$1,272,300,010.65
Pool Factor	0.8365369	0.8069880

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$19,848,689.27
Yield Supplement Overcollateralization Amount	$50,945,940.48
Targeted Overcollateralization Amount	$62,595,958.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,657,359.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		198	$304,481.13
(Recoveries)		4	$850.00
Net Losses for Current Collection Period			$303,631.13
Cumulative Net Losses Last Collection Period			$440,024.19
Cumulative Net Losses for all Collection Periods			$743,655.32

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.89%	550	$11,817,871.87
61-90 Days Delinquent	0.08%	44	$994,155.68
91-120 Days Delinquent	0.03%	13	$364,209.48
Over 120 Days Delinquent	0.01%	5	$119,292.57
Total Delinquent Receivables	1.00%	612	$13,295,529.60

Repossession Inventory:
Repossessed in the Current Collection Period		35	$822,772.38
Total Repossessed Inventory		49	$1,214,383.35

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1046%
Preceding Collection Period			0.2301%
Current Collection Period			0.2704%
Three Month Average			0.2017%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0482%
Preceding Collection Period			0.0872%
Current Collection Period			0.0991%
Three Month Average			0.0782%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer